Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about inventories [Abstract]
Raw materials		$ 76.7	$ 36.8
Finished and unfinished goods		68.7	87.9
Total	[1]	$ 145.4	$ 124.7

[1]	The notes are an integral part of these consolidated financial statements.